OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2014
OTHER BORROWINGS [Abstract]
Schedule of Other Short-Term Borrowings

	2014	2013
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	4,350	-
Maximum month-end balance during the year	15,698	-
Average interest rate during the year	0.25%	-%
Weighted-average rate at year-end	-%	-%